COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Future minimum lease payments under non-cancellable operating leases agreements
2019	¥ 53,582
2020	22,193
2021	18,792
2022	4,962
2023	5,034
2024 and thereafter	5,479
Total	110,042
Rental expenses	¥ 67,870	¥ 78,010	¥ 46,650